Significant Accounting Policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	7.2567	7.2203	6.8676
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.2163	7.1671	6.8516